CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash Flows from Operating Activities
Net income	¥ 229,706	$ 35,204	¥ 573,371	¥ 336,320
Adjustment to reconcile net income to net cash provided by operating activities:
Non-cash lease expense	48,191	7,386	27,683
Depreciation and amortization	27,129	4,158	17,215	6,216
Provision and write off for excess and obsolete inventories	64,223	9,843	23,799
Share-based compensation	65,154	9,985	55,128	134,709
Share of results of equity method investment	4,749	728	1,112	(1,743)
Loss on disposal of property, plant and equipment	7,406	1,135	767	26
Gain from fair value change of long-term investments	(12,325)	(1,888)		(7,860)
Deferred income taxes	(10,442)	(1,600)	(27,800)	(32,895)
Gain from deconsolidation of a subsidiary	(56,522)	(8,663)
Write-off of short-term loans			5,640	5,500
Impairment loss from long-term investments			2,600	7,590
Realized gain from investments			(1,822)	(261)
Others				295
Changes in operating assets and liabilities
Accounts receivable	(131,215)	(20,110)	(130,015)	(26,058)
Inventories	(410,691)	(62,941)	(432,983)	(234,887)
Prepaid expenses and other current assets	(79,957)	(12,257)	(32,444)	(5,748)
Amount due from related parties	583,457	89,419	(770,976)	(45,116)
Other non-current assets	(33,049)	(5,065)	(2,678)	(3,150)
Amount due to related parties	(3,584)	(549)	4,074	5,757
Accounts payable	(9,761)	(1,496)	935,845	356,324
Notes payable	(2,184)	(335)	(16,752)	13,693
Advance from customers	(2,189)	(335)	38,850	(4,740)
Income tax payable	(40,148)	(6,153)	13,817	32,437
Accrued expense and other current liabilities	(149,385)	(22,894)	86,221	119,887
Other non-current liability	68,739	10,535	57,347	51,309
Net Cash provided by Operating Activities	157,302	24,107	427,999	707,605
Cash Flows from Investing Activities
Purchase of property, plant and equipment	(83,554)	(12,805)	(34,276)	(17,136)
Purchase of intangible assets	(1,220)	(187)	(11,845)	(52,017)
Purchase of term deposits	(212,065)	(32,500)		(385,028)
Proceeds from maturity of term deposits	207,065	31,734	96,969	288,771
Loans provided to related parties				(5,000)
Loans provided to third-parties	(480)	(74)		(8,920)
Proceeds received from loan repayment			6,772	5,578
Purchase of short-term investments				(41,300)
Purchase of long-term investments	(82,221)	(12,600)	(180,927)	(109,854)
Disposal of long-term investments			10,461
Acquisition of businesses and assets, net of cash acquired of RMB7,497	(26,713)	(4,094)
Deconsolidation of a subsidiary	(7,701)	(1,180)
Other investing activities	9	1	143	65
Net Cash Used in Investing Activities	(206,880)	(31,705)	(112,703)	(324,841)
Cash Flows from Financing Activities
Loans repaid to related party				(3,221)
Exercise of share options and restricted shares			933	3,486
Bank borrowings	1,207,793	185,102		20,000
Repayment of bank borrowing	(643,122)	(98,563)	(20,000)	(30,000)
Net proceeds from initial public offering				657,062
Repurchase of ordinary shares				(8,157)
Net proceeds from the secondary offering			49,214
Deemed dividend to shareholders			(4,538)
Net Cash Provided by Financing Activities	564,671	86,539	25,609	639,170
Net increase in cash and cash equivalents and restricted cash	515,093	78,941	340,905	1,021,934
Effect of exchange rate changes	(43,334)	(6,641)	11,274	60,357
Cash and cash equivalents and restricted cash at beginning of year	1,803,991	276,474	1,451,812	369,521
Cash and cash equivalents and restricted cash at end of the year	2,275,750	348,774	1,803,991	1,451,812
Supplemental disclosure of cash flow information
Income tax paid	82,406	12,629	91,732	52,063
Interest paid	14,858	2,277	286	1,310
Non-cash investing and financing activity
Payable for long-term investment				275
Payable for Intangible asset	1,641	251	16
Receivable from the disposal of a subsidiary	22,500	3,448
Conversion from convertible bond to equity interest investment	8,393	1,286	15,800
Disposal of previous equity interest in exchange for acquisition	87,716	13,443
Forgiveness of loan related to acquisition	13,711	2,101
Non-monetary exchange of convertible bond to intangible assets			8,019	7,104
Non-monetary transaction of exchanging loan for Intangible assets			9,957
Payable for property, plant and equipment	¥ 173	$ 27	¥ 351	15
Conversion of preferred shares to ordinary shares				354,212
Deemed dividend related to issuance of ordinary shares to preferred shareholders				¥ 209,752